Annual Total Returns - FidelityFreedomIndexFunds-PremierIIComboPRO - FidelityFreedomIndexFunds-PremierIIComboPRO - Fidelity Freedom Index 2030 Fund	Aug. 16, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 24, 2020
Fidelity Freedom Index 2030 Fund - Premier II Class
Bar Chart Table:
Annual Return 2021	10.92%
Annual Return 2022	(16.77%)
Annual Return 2023	15.13%